TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES

(All amounts in table are expressed in thousands of Canadian dollars)	June 30, 2022	December 31, 2021
Trade payables	1,251	401
Amounts due to related parties (Note 9)	67	33
Accrued liabilities	331	46
	1,649	480